INCOME TAXES - Schedule of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INCOME TAXES
Current tax	¥ 85,198		¥ 77,274	¥ 370,946
Deferred tax	84,991		(157,885)	(131,718)
Income tax expenses/ (benefits)	¥ 170,189	$ 26,706	¥ (80,611)	¥ 239,228